Taxation (Details) - Schedule of Provisions for Income Taxes - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Provisions for Income Taxes [Abstract]
Current income tax expense	$ 142,286	$ 38,075	$ 269,984
Deferred tax expense	154		2,548
Income tax provision	$ 142,440	$ 38,075	$ 272,532